Intangible assets - Additional information (Details) - EUR (€) € in Millions		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 24, 2026	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in goodwill			€ 113
Intangible assets			1,740	€ 1,740		€ 1,510	€ 1,334
Other changes				69	€ 2
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets			588	588		477	476
Other changes				43
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets			€ 28	28		€ 3	€ 3
Other changes				€ 26	€ 1
Goldman Sachs TFI
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired	55.00%	55.00%
Remeasurement pre-existing interest	€ 25
Goldman Sachs TFI | Other
Disclosure of detailed information about intangible assets [line items]
Other changes		€ 26